Note 7 - Balance Sheet Disclosures - Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Acquisition or manufacturing costs Jan. 1	€ 2,246	€ 2,552
Additions	1,472	42
Reclassifications	0
Deductions	0	348
Impairment	(1,965)	0	€ 0
Acquisition or manufacturing costs Dec. 31	1,753	2,246	2,552
Accumulated depreciation Jan. 1	144	83
Depreciation	125	61	50
Accumulated depreciation Dec. 31	269	144	83
Carrying Amount Jan. 1	2,102	2,469
Carrying Amount Dec. 31	1,484	2,102	2,469
Equipment and hardware [member]
Statement Line Items [Line Items]
Acquisition or manufacturing costs Jan. 1	281	239
Additions	546	42
Reclassifications	221
Deductions	0	0
Impairment	0	0
Acquisition or manufacturing costs Dec. 31	1,048	281	239
Accumulated depreciation Jan. 1	144	83
Depreciation	125	61
Accumulated depreciation Dec. 31	269	144	83
Carrying Amount Jan. 1	137	156
Carrying Amount Dec. 31	779	137	156
Advance payments to technical equipment and machinery [member]
Statement Line Items [Line Items]
Acquisition or manufacturing costs Jan. 1	1,965	2,313
Additions	926	0
Reclassifications	(221)
Deductions	0	348
Impairment	(1,965)	0
Acquisition or manufacturing costs Dec. 31	705	1,965	2,313
Accumulated depreciation Jan. 1	0	0
Depreciation	0	0
Accumulated depreciation Dec. 31	0	0	0
Carrying Amount Jan. 1	1,965	2,313
Carrying Amount Dec. 31	€ 705	€ 1,965	€ 2,313